LEASE OBLIGATIONS - Maturities of finance leases liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
LEASE OBLIGATIONS
2023 / 2024	€ 214	€ 234
2024 / 2025	170	149
2025 / 2026	134	102
2026 / 2027	86	63
2027 / 2028	52	12
2028 / 2029 and thereafter	2	6
Total undiscounted minimum lease payments	659	566
Less: amount representing interest	(33)	(17)
Present value of minimum lease payments	627	548
Less: current portion	(195)	(224)
Long-term portion	€ 433	€ 324